Document and Entity Information	Dec. 31, 2016
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2016
Registrant Name	First Investors Tax Exempt Funds
Central Index Key	0000716792
Amendment Flag	false
Document Creation Date	Jan. 30, 2018
Document Effective Date	Jan. 30, 2018
Prospectus Date	May 01, 2017